Reserve for Warrants	12 Months Ended
Aug. 31, 2019
Notes To Financial Statements [Abstract]
Reserve for warrants
7.	Reserve for warrants

Year ended	August 31, 2019	August 31, 2018
Balance at beginning of year	$1,248,037	$1,248,037
Exercise of warrants	(215,000)	-
Balance at end of year	$1,033,037	$1,248,037